Note 9 - Retirement Plans - Statement of Unfunded Status (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Benefit obligation at beginning of year	$ 216,022	$ 214,036
Merge the Gray Plan into the Seneca Plan	3,796
Service cost	8,457	8,375	$ 10,502
Interest cost	8,125	7,633	8,902
Plan amendments		92
Actuarial loss (gain)	7,714	(3,201)
Benefit payments and expenses	(7,980)	(10,913)
Benefit obligation at end of year	236,134	216,022	214,036
Fair value of plan assets at beginning of year	207,829	176,238
Merge the Gray Plan into the Seneca Plan	3,300
Actual gain on plan assets	6,963	34,304
Employer contributions	2,732	8,200
Benefit payments and expenses	(7,980)	(10,913)
Fair value of plan assets at end of year	212,844	207,829	$ 176,238
Unfunded Status	$ (23,290)	$ (8,193)